Borrowed Funds (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Maximum month end balance of repurchase agreements	$ 261,200,000	$ 250,000,000	$ 500,000,000
Average amount of repurchase agreements outstanding during the years	165,400,000	156,100,000	347,300,000
Repurchase agreements, average interest rate	1.50%	3.93%	4.26%
FHLB, borrowing capacity	6,890,000,000
FHLB, borrowing capacity outstanding	3,120,000,000
Letters of credit outstanding	1,180,000,000
Outstanding balance	0
Minimum
Debt Instrument [Line Items]
Federal funds rate, basis spread	0.20%
Maximum
Debt Instrument [Line Items]
Federal funds rate, basis spread	0.30%
Unsecured Debt
Debt Instrument [Line Items]
Commitment for overnight with other institutions	$ 100,000,000